PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the
Advisor Class and Class M Prospectus (dated April 29, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

PIMCO Foreign Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

PIMCO Global Bond Portfolio (Unhedged)

In addition, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

PIMCO High Yield Portfolio

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

PIMCO Real Return Portfolio

Additionally, effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

PIMCO Total Return Portfolio

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the
Institutional Class Prospectus (dated April 29, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

PIMCO Global Bond Portfolio (Unhedged)

In addition, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

PIMCO High Yield Portfolio

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

PIMCO Real Return Portfolio

Additionally, effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

PIMCO Total Return Portfolio

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the
Administrative Class Prospectus (dated April 29, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

PIMCO Foreign Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

In addition, effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

PIMCO Global Bond Portfolio (Unhedged)

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

PIMCO High Yield Portfolio

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

PIMCO Real Return Portfolio

Additionally, effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

PIMCO Total Return Portfolio

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the
Advisor Class and Class M Prospectus (dated April 29, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

PIMCO Foreign Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

PIMCO Global Bond Portfolio (Unhedged)

In addition, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

PIMCO High Yield Portfolio

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

PIMCO Real Return Portfolio

Additionally, effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

PIMCO Total Return Portfolio

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the
Institutional Class Prospectus (dated April 29, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

PIMCO Global Bond Portfolio (Unhedged)

In addition, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

PIMCO High Yield Portfolio

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

PIMCO Real Return Portfolio

Additionally, effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

PIMCO Total Return Portfolio

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the
Administrative Class Prospectus (dated April 29, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

PIMCO Foreign Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

In addition, effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

PIMCO Global Bond Portfolio (Unhedged)

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

PIMCO High Yield Portfolio

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

PIMCO Real Return Portfolio

Additionally, effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

PIMCO Total Return Portfolio

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PIMCO VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001047304
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 13, 2011
Prospectus Date	rr_ProspectusDate	Dec 13, 2011
Supplement Text [ADV/M]	pimco_SupplementTextBlock
PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the
Advisor Class and Class M Prospectus (dated April 29, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

PIMCO Foreign Bond Portfolio (Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [ADV/M]	pimco_SupplementTextBlock

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

PIMCO Global Bond Portfolio (Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [ADV/M]	pimco_SupplementTextBlock

In addition, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

PIMCO High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [ADV/M]	pimco_SupplementTextBlock

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

PIMCO Real Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [ADV/M]	pimco_SupplementTextBlock

Additionally, effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

PIMCO Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [ADV/M]	pimco_SupplementTextBlock

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

PVITinstitSupplement Member
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Instit]	pimco_SupplementTextBlock_01
PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the
Institutional Class Prospectus (dated April 29, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Instit]	pimco_SupplementTextBlock_01

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

PIMCO Global Bond Portfolio (Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Instit]	pimco_SupplementTextBlock_01

In addition, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

PIMCO High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Instit]	pimco_SupplementTextBlock_01

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

PIMCO Real Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Instit]	pimco_SupplementTextBlock_01

Additionally, effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

PIMCO Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Instit]	pimco_SupplementTextBlock_01

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

PVITadminSupplement Member
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Admin]	pimco_SupplementTextBlock_02
PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the
Administrative Class Prospectus (dated April 29, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

PIMCO Foreign Bond Portfolio (Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Admin]	pimco_SupplementTextBlock_02

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Admin]	pimco_SupplementTextBlock_02

In addition, effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

PIMCO Global Bond Portfolio (Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Admin]	pimco_SupplementTextBlock_02

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

PIMCO High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Admin]	pimco_SupplementTextBlock_02

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

PIMCO Real Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Admin]	pimco_SupplementTextBlock_02

Additionally, effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

PIMCO Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text [Admin]	pimco_SupplementTextBlock_02

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.